Capital Group New Geography Equity ETF
Investment portfolio
August 31, 2024
unaudited

Common stocks 95.32% Financials 18.65%	Shares	Value (000)
Nu Holdings, Ltd., Class A1	46,335	$694
Banco Bilbao Vizcaya Argentaria, SA	56,366	597
AIA Group, Ltd.	77,200	549
PB Fintech, Ltd.[1]	23,871	504
Mastercard, Inc., Class A	1,040	503
Bank Mandiri (Persero) Tbk PT	1,059,900	489
Capitec Bank Holdings, Ltd.	2,927	480
HDFC Bank, Ltd.	20,117	393
Bank Central Asia Tbk PT	560,800	375
Kotak Mahindra Bank, Ltd.	15,915	338
Axis Bank, Ltd.	19,691	276
XP, Inc., Class A	14,681	270
Shriram Finance, Ltd.	6,545	250
Ping An Insurance (Group) Company of China, Ltd., Class H	52,000	249
Eurobank Ergasias Services and Holdings SA	91,523	209
Cholamandalam Investment and Finance Co., Ltd.	11,345	197
Visa, Inc., Class A	706	195
B3 SA - Brasil, Bolsa, Balcao	86,174	194
S&P Global, Inc.	376	193
Bank of the Philippine Islands	76,720	170
Bajaj Finserv, Ltd.	7,168	152
Discovery, Ltd.	15,719	135
Bajaj Finance, Ltd.	1,542	132
ICICI Bank, Ltd. (ADR)	4,422	130
National Bank of Greece SA	14,697	128
Canara Bank	90,515	120
Grupo Financiero Banorte, SAB de CV, Series O	16,101	111
Hong Kong Exchanges and Clearing, Ltd.	3,600	111
Aon PLC, Class A	318	109
HSBC Holdings PLC	10,926	96
DBS Group Holdings, Ltd.	3,400	95
BDO Unibank, Inc.	30,580	83
Banco BTG Pactual SA, units	12,574	79
Commercial International Bank - Egypt (CIB) SAE (GDR)	44,420	75
Erste Group Bank AG	1,282	70
Moody’s Corp.	143	70
Power Finance Corp., Ltd.	10,184	67
Bank of Baroda	19,638	59
		8,947
Information technology 15.85%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	10,156	1,744
Microsoft Corp.	3,037	1,267
NVIDIA Corp.	6,275	749
Broadcom, Inc.	4,365	711
ASML Holding NV	567	509
Capital Group New Geography Equity ETF — Page 1 of 7

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Samsung Electronics Co., Ltd.	7,623	$424
Keyence Corp.	700	333
SAP SE	1,464	320
Synopsys, Inc.[1]	506	263
Capgemini SE	1,097	227
SK hynix, Inc.	1,733	225
ASM International NV	241	163
Coforge, Ltd.	2,099	159
Tokyo Electron, Ltd.	600	106
Applied Materials, Inc.	454	89
Apple, Inc.	363	83
eMemory Technology, Inc.	1,000	82
Globant SA1	312	63
E Ink Holdings, Inc.	5,000	48
MediaTek, Inc.	1,000	39
		7,604
Consumer discretionary 11.28%
MercadoLibre, Inc.[1]	510	1,051
LVMH Moët Hennessy-Louis Vuitton SE	884	659
Trip.com Group, Ltd. (ADR)[1]	9,832	463
Midea Group Co., Ltd., Class A	40,300	368
Eicher Motors, Ltd.	5,089	301
Meituan, Class B1	15,200	230
BYD Co., Ltd., Class H	4,000	124
BYD Co., Ltd., Class A	2,400	84
TVS Motor Co., Ltd.	6,011	202
adidas AG	736	189
Compagnie Financière Richemont SA, Class A	1,015	160
Titan Co., Ltd.	3,535	150
Galaxy Entertainment Group, Ltd.	38,000	147
Jumbo SA	5,617	142
Ferrari NV	280	138
H World Group, Ltd. (ADR)	3,931	120
YUM! Brands, Inc.	853	115
Shenzhou International Group Holdings, Ltd.	13,200	109
Maruti Suzuki India, Ltd.	650	96
Hilton Worldwide Holdings, Inc.	424	93
Naspers, Ltd., Class N	444	92
Stellantis NV	4,296	72
Amadeus IT Group SA, Class A, non-registered shares	1,033	70
Industria de Diseño Textil, SA	1,225	66
Tesla, Inc.[1]	292	63
Suzuki Motor Corp.	4,800	56
Kering SA	180	52
		5,412
Industrials 10.82%
Airbus SE, non-registered shares	4,863	746
Safran SA	2,354	515
Rumo SA	76,530	297
Techtronic Industries Co., Ltd.	21,000	283
Carrier Global Corp.	3,450	251
Copa Holdings, SA, Class A	2,736	247
Airports of Thailand PCL, foreign registered shares	132,200	233
Capital Group New Geography Equity ETF — Page 2 of 7

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Larsen & Toubro, Ltd.	5,234	$231
Shenzhen Inovance Technology Co., Ltd., Class A	35,300	216
Rolls-Royce Holdings PLC[1]	32,208	210
International Container Terminal Services, Inc.	29,610	209
General Electric Co.	987	172
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	8,878	157
BAE Systems PLC	7,678	137
Caterpillar, Inc.	373	133
Schneider Electric SE	515	131
Mitsui & Co., Ltd.	5,900	126
Contemporary Amperex Technology Co., Ltd., Class A	4,200	109
ZTO Express (Cayman), Inc., Class A (ADR)	5,041	108
CCR SA, ordinary nominative shares	45,783	108
Siemens AG	559	105
Boeing Co.[1]	557	97
IMCD NV	545	89
Daikin Industries, Ltd.	700	89
Jiangsu Hengli Hydraulic Co., Ltd., Class A	10,500	76
InPost SA1	3,668	68
Wizz Air Holdings PLC[1]	2,769	48
		5,191
Health care 10.61%
Novo Nordisk AS, Class B	8,183	1,137
Eli Lilly and Co.	686	658
AstraZeneca PLC	3,309	577
Max Healthcare Institute, Ltd.	51,347	528
Thermo Fisher Scientific, Inc.	822	506
Abbott Laboratories	2,036	231
BeiGene, Ltd. (ADR)[1]	1,031	198
Danaher Corp.	702	189
Laurus Labs, Ltd.	33,302	187
Innovent Biologics, Inc.[1]	28,000	152
Jiangsu Hengrui Medicine Co., Ltd., Class A	23,500	146
Revvity, Inc.	942	115
Aspen Pharmacare Holdings, Ltd.	7,570	102
Mankind Pharma, Ltd.[1]	2,921	87
EssilorLuxottica SA	328	78
Hypera SA, ordinary nominative shares	14,356	73
Rede D’Or Sao Luiz SA	12,585	71
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	2,954	56
		5,091
Communication services 9.42%
Tencent Holdings, Ltd.	25,100	1,229
Meta Platforms, Inc., Class A	1,452	757
Alphabet, Inc., Class A	3,563	582
Alphabet, Inc., Class C	1,021	169
Bharti Airtel, Ltd.	33,292	631
NetEase, Inc.	9,800	161
NetEase, Inc. (ADR)	1,510	121
América Móvil, SAB de CV, Class B (ADR)	11,027	182
MTN Group, Ltd.	30,224	151
Telefónica, SA, non-registered shares	26,271	119
Indus Towers, Ltd.[1]	17,556	96
Capital Group New Geography Equity ETF — Page 3 of 7

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Telkom Indonesia (Persero) Tbk PT, Class B	462,300	$91
Netflix, Inc.[1]	127	89
Singapore Telecommunications, Ltd.	30,700	74
Vodafone Group PLC	69,168	67
		4,519
Consumer staples 6.97%
Kweichow Moutai Co., Ltd., Class A	2,400	489
ITC, Ltd.	69,615	417
Varun Beverages, Ltd.	14,094	252
Nestlé SA	2,008	215
Arca Continental, SAB de CV	22,867	205
Kao Corp.	4,200	188
Monster Beverage Corp.[1]	3,469	164
JBS SA	24,349	151
British American Tobacco PLC	3,952	147
Bunge Global SA	1,441	146
Constellation Brands, Inc., Class A	586	141
Shoprite Holdings, Ltd.	7,069	123
Anheuser-Busch InBev SA/NV	1,826	112
KT&G Corp.	1,363	110
Ajinomoto Co., Inc.	2,500	96
Dino Polska SA, non-registered shares[1]	1,085	90
Budweiser Brewing Co., APAC, Ltd.	78,300	90
United Spirits, Ltd.	4,628	81
Avenue Supermarts, Ltd.[1]	1,347	79
Uni-Charm Corp.	1,300	45
		3,341
Materials 6.02%
Freeport-McMoRan, Inc.	10,923	484
First Quantum Minerals, Ltd.	31,939	402
Linde PLC	599	286
Vale SA (ADR), ordinary nominative shares	24,155	254
Barrick Gold Corp.	8,836	178
Amcor PLC (CDI)	15,318	173
Sika AG	514	164
APL Apollo Tubes, Ltd.	8,808	154
Jindal Steel & Power, Ltd.	11,538	134
Glencore PLC	25,254	133
Zijin Mining Group Co., Ltd., Class H	60,000	122
Albemarle Corp.	1,080	97
Southern Copper Corp.	920	94
Tata Steel, Ltd.	50,210	91
Nutrien, Ltd.	1,396	68
Shin-Etsu Chemical Co., Ltd.	1,200	53
		2,887
Energy 2.70%
TotalEnergies SE	6,835	470
Reliance Industries, Ltd.	11,095	399
Exxon Mobil Corp.	846	100
Schlumberger NV	2,252	99
Cheniere Energy, Inc.	509	94
Capital Group New Geography Equity ETF — Page 4 of 7

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Chevron Corp.	469	$69
New Fortress Energy, Inc., Class A	5,084	63
		1,294
Real estate 1.84%
Macrotech Developers, Ltd.	31,415	470
Fibra Uno Administración REIT, SA de CV	97,828	115
China Resources Mixc Lifestyle Services, Ltd.	32,600	109
KE Holdings, Inc., Class A (ADR)	6,487	96
CK Asset Holdings, Ltd.	23,000	93
		883
Utilities 1.16%
Equatorial Energia SA, ordinary nominative shares	34,367	208
ENN Energy Holdings, Ltd.	27,800	181
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	6,105	103
Engie SA	3,504	62
		554
Total common stocks (cost: $44,938,000)		45,723
Preferred securities 0.49% Financials 0.28%
Itaú Unibanco Holding SA (ADR), preferred nominative shares	20,676	135
Consumer discretionary 0.21%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	1,273	99
Total preferred securities (cost: $223,000)		234
Rights & warrants 0.00% Utilities 0.00%
Equatorial Energia SA, rights, expire 9/20/2024[1]	1,927	1
Total rights & warrants (cost: $0)		1
Short-term securities 2.80% Money market investments 2.80%
Capital Group Central Cash Fund 5.30%[2,3]	13,412	1,342
Total short-term securities (cost: $1,341,000)		1,342
Total investment securities 98.61% (cost: $46,502,000)		47,300
Other assets less liabilities 1.39%		668
Net assets 100.00%		$47,968
Capital Group New Geography Equity ETF — Page 5 of 7

unaudited
Investments in affiliates3

	Value at 6/25/2024[4] (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2024 (000)	Dividend or interest income (000)
Short-term securities 2.80%
Money market investments 2.80%
Capital Group Central Cash Fund 5.30%[2]	$—	$6,844	$5,503	$— [5]	$1	$1,342	$12

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 8/31/2024.
[3]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[4]	Commencement of operations.
[5]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Capital Group New Geography Equity ETF — Page 6 of 7

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At August 31, 2024, all of the fund’s investments were classified as Level 1.
Key to abbreviation(s)
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
ETGEFP1-319-1024
Capital Group New Geography Equity ETF — Page 7 of 7